VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of vessels and equipment, net
Movements in the six months ended June 30, 2023 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2022	2,467,470	32,500	2,499,970
Additions	—	20,650	20,650
Disposals	—	(10,000)	(10,000)
At June 30, 2023	2,467,470	43,150	2,510,620

Accumulated depreciation
At December 31, 2022	(209,647)	(20,377)	(230,024)
Charge	(32,592)	(3,277)	(35,869)
Disposals	—	10,000	10,000
At June 30, 2023	(242,239)	(13,654)	(255,893)

Net book value
At December 31, 2022	2,257,823	12,123	2,269,946
At June 30, 2023	2,225,231	29,496	2,254,727